Summary of quarterly financial data (unaudited) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net sales	$ 192,473	$ 137,245	$ 116,314	$ 104,739	$ 115,432	$ 111,590	$ 115,365	$ 95,576	$ 193,133	$ 908,231	$ 221,053	$ 550,771	$ 437,963	$ 533,040
Gross Profit	59,789	16,762	9,880	1,286	(2,960)	(6,573)	(8,068)	(12,638)	12,288	597,172	11,166	87,923	(29,027)
Research and development	373	1,329	933	821	649	500	760	625	1,083	1,010	1,754	3,456	2,534
Selling and administrative expenses	15,388	13,294	12,169	11,655	19,377	12,115	13,326	13,697	23,768	32,115	23,824	52,506	58,515
Other expense (income), net	(6,426)	(405)	1,423	3,304	(4,121)	(104)	(738)	697	(813)	1,031	4,727	(2,104)	(4,266)
Net income (loss)	$ 55,629	$ (3,919)	$ (17,383)	$ (26,344)	$ (48,102)	$ (22,967)	$ (128,399)	$ (36,375)	$ (33,551)	$ 425,121	(43,727)	$ 7,983	$ (235,843)
Earnings per Share	$ 0.18	$ (0.01)	$ (0.06)	$ (0.09)	$ (0.16)	$ (0.08)	$ (0.42)	$ (0.12)	$ (0.11)			$ 0.03	$ (0.78)
As Reported:
Net sales	$ 192,473	$ 137,245	$ 116,314	$ 104,739	$ 115,432	$ 111,590	$ 115,365	$ 95,576
Gross Profit	60,598	16,561	9,679	1,085	(737)	(6,910)	(8,405)	(12,975)
Research and development	(159)	1,338	943	829	436	526	786	651			1,772	$ 2,951	$ 2,399
Selling and administrative expenses	12,279	13,322	12,195	11,683	18,352	12,215	13,423	13,794			23,878	49,479	57,784
Other expense (income), net	(1,976)	(643)	1,186	3,067	(660)	(567)	(1,198)	237			$ 4,253	$ 1,634	$ (2,188)
Net income (loss)	$ 55,629	$ (3,919)	$ (17,383)	$ (26,344)	$ (48,102)	$ (22,967)	$ (128,399)	$ (36,375)
Earnings per Share	$ 0.18	$ (0.01)	$ (0.06)	$ (0.09)	$ (0.16)	$ (0.08)	$ (0.42)	$ (0.12)
Effect of Change:
Gross Profit	$ (809)	$ 201	$ 201	$ 201	$ (2,223)	$ 337	$ 337	$ 337
Research and development	532	(9)	(10)	(8)	213	(26)	(26)	(26)
Selling and administrative expenses	3,109	(28)	(26)	(28)	1,025	(100)	(97)	(97)
Other expense (income), net	$ (4,450)	$ 238	$ 237	$ 237	$ (3,461)	$ 463	$ 460	$ 460